Investment In Properties (Schedule Of Intangible Lease Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 77,692	$ 83,394
Intangible asset, Accumulated Amortization	(38,549)	(42,168)
Intangible asset, Net	39,143	41,226
Above Market Rent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	7,087	10,103
Intangible asset, Accumulated Amortization	(5,191)	(6,955)
Intangible asset, Net	1,896	3,148
Below Market Rent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	(26,905)	(25,043)
Intangible asset, Accumulated Amortization	8,008	6,295
Intangible asset, Net	$ (18,897)	$ (18,748)